1933 Act File No.	2-98237
1940 Act File No.	811-4314

Form N-1A

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	46

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	40

INTERMEDIATE MUNICIPAL TRUST
(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
 (Address of Principal Executive Offices)

(412) 288-1900
 (Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire
Federated Investors Tower
Pittsburgh, Pennsylvania  15222-3779
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
	on	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on	pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

PROSPECTUS


July 31, 2009


INSTITUTIONAL SHARES

A mutual fund seeking to provide current income exempt from federal regular income tax by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of not less than three years nor more than ten years.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 6

What are the Fund's Investment Strategies? 8

What are the Principal Securities in Which the Fund Invests? 11

What are the Specific Risks of Investing in the Fund? 20

What Do Shares Cost? 26

How is the Fund Sold? 28

Payments to Financial Intermediaries 30

How to Purchase Shares 31

How to Redeem and Exchange Shares 34

Account and Share Information 38

Who Manages the Fund? 42

Legal Proceedings 43

Financial Information 44

Appendix A: Hypothetical Investment and Expense Information 46

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund pursues its objective by investing its assets so that, normally (except as discussed herein), distributions of annual interest income are exempt from federal regular income tax. The Fund's investment adviser (Adviser) also normally (except as discussed herein) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or if there are changes in tax laws relating to the AMT), to pursue the Fund's investment objective, the Adviser may invest the Fund's assets in securities that may be subject to AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring AMT securities that are consistent with the Fund's investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund's investments may be subject to the AMT.


The Fund's portfolio securities will be investment-grade or of comparable quality. The Fund considers, among other factors, a security's duration (or sensitivity of a security's price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund's portfolio that offer, or that are in sectors that offer, enhanced levels of income. The Fund's average weighted maturity is not less than three nor more than ten years.

The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein.

The Fund also may invest in certain securities as described herein (such as market discount bonds, credit default swaps and other derivatives transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risks. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. The Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Fund may receive payments and make distributions that are treated as ordinary income for federal income tax purposes.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risks. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risks Related to the Economy. Lower-grade bond returns may be sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Institutional Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 4.54%.


Within the periods shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 3.77% (quarter ended September 30, 2002). Its lowest quarterly return was (2.69)% (quarter ended September 30, 2008).


Average Annual Total Return Table


Return Before Taxes is shown. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown. The table also shows returns for the Barclays Capital 7-Year Municipal Bond Index (BC7MB), 1 a broad-based market index, the Barclays Capital Municipal Intermediate (5-10) Bond Index (BCMIBI), 1 the Barclays Capital Municipal Bond Index (BCMB), 1 and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA). The LIMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category. Index returns do not reflect taxes, sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.


(For the Period Ended December 31, 2008)


	1 Year		5 Years 		10 Years
Fund:
Return Before Taxes	(3.59	)%	1.37	%	2.93	%
Return After Taxes on Distributions [2]	(3.59	)%	1.37	%	2.93	%
Return After Taxes on Distributions and Sale of Fund Shares 2	(0.96	)%	1.81	%	3.16	%
BC7MB	4.59	%	3.69	%	4.80	%
BCMIBI	4.04	%	3.62	%	4.73	%
BCMB	(2.47	)%	2.71	%	4.26	%
LIMDFA	(1.80	)%	1.85	%	3.36	%

1 The BC7MB is an unmanaged index of municipal bonds, issued after December 31, 1990, with a minimum credit rating of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity range of six to eight years. The BCMIBI is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa3, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must have an issue date after December 31, 1990 and a maturity range of 5 to 10 years. The BCMIBI includes zero coupon bonds and bonds subject to the alternative minimum tax. The BCMB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. The BCMB includes both zero coupon bonds and bonds subject to the alternative minimum tax.


2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.


What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waiver and Reimbursement) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.45%
Total Annual Fund Operating Expenses [4]	0.85%

1 The percentages shown are based on anticipated expenses for the entire fiscal year ending May 31, 2010. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and shareholder services provider expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending May 31, 2010.
Total Anticipated Waiver and Reimbursement of Fund Expenses	0.30%
Total Anticipated Actual Annual Fund Operating Expenses (after anticipated waiver and reimbursement) [5]	0.55%
2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending May 31, 2010. The management fee paid by the Fund (after the voluntary waiver) was 0.16% for the fiscal year ended May 31, 2009.
3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The shareholder services provider expects to voluntarily reimburse a portion of its fee. The shareholder services provider can terminate this anticipated voluntary reimbursement at any time. Total other expenses paid by the Fund's Institutional Shares (after the anticipated voluntary reimbursement) are expected to be 0.38% for the fiscal year ending May 31, 2010. Total other expenses paid by the Fund's Institutional Shares (after the voluntary waiver, reimbursement and reduction) were 0.39% for the fiscal year ended May 31, 2009.
4 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% for the fiscal year ending May 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through July 31, 2010.
5 The Total Actual Annual Fund Operating Expenses paid by the Fund's Institutional Shares (after the voluntary waivers, reimbursement and reduction) were 0.55% for the fiscal year ended May 31, 2009.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before anticipated waiver and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$	87
3 Years	$	271
5 Years	$	471
10 Years	$	1,049

What are the Fund's Investment Strategies?


The Fund pursues its objective by investing its assets so that, normally (except as discussed herein), distributions of annual interest income are exempt from federal regular income tax. The Fund's investment adviser (Adviser) also normally (except as discussed herein) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or if there are changes to tax laws relating to the AMT), to pursue the Fund's investment objective, the Adviser may invest the Fund's assets in securities that may be subject to AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring AMT securities that are consistent with the Fund's investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund's investments may be subject to the AMT.


The Fund's average weighted maturity is not less than three nor more than ten years. The Fund's Adviser actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide enhanced levels of income.


The Fund's portfolio securities will be investment-grade or of comparable quality. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest ratings categories) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated "AAA," "AA," "A" or "BBB" by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth highest ratings categories, respectively. Whether a security is an investment-grade, tax-exempt security will be determined at the time when the security is purchased. For example, a downgrade in a security's rating/quality will not require the Fund to sell any tax-exempt security held in the Fund's portfolio. The investment-grade, tax-exempt securities in which the Fund invests generally are subject to interest rate, credit, liquidity, tax, leverage, call, sector, prepayment, credit enhancement and economic risks, and the derivative contracts and hybrid instruments in which the Fund invests are subject to these risks as well as the risks of investment in derivatives contracts and hybrid instruments, all as described in this Prospectus.


The Adviser of the Fund actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide superior levels of after-tax total return.


The Adviser manages interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including (among others) the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax-exempt securities before the Fund purchases such securities. The Adviser considers various factors, including (among others) the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

To select securities, the Adviser focuses on several factors. First, it considers sources available to the issuer for making principal and interest payments to assess whether the security's risk is commensurate with its potential return. Second, the Adviser considers the structure of the security; it seeks securities with favorable structural attributes such as protection against issuer calls. The Adviser attempts to provide enhanced levels of income, subject to these considerations and the Fund's maturity, quality and duration constraints, by purchasing securities offering the highest expected returns.

The Adviser attempts to provide superior levels of after-tax total return. Total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the net asset value (NAV) of Fund Shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax-exempt income distributions; make limited ordinary income distributions; and minimize or eliminate capital gains distributions. In seeking to increase incremental after-tax total returns, the Fund may invest in tax-exempt securities that are trading at a price less than the original issue price (or market discount bonds), enter in credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may result in taxable distributions to shareholders. The ordinary income derived from these investment strategies generally will be limited to approximately 5% or less of the Fund's annual distributions.

The Adviser's ability to formulate an accurate interest rate outlook, coupled with effective management of the Fund's duration as described above, is critical to the Adviser's achievement of this component of its strategy. The Adviser will seek to further enhance after-tax total return by engaging in a relative value analysis; that is, the Adviser will assess the cost of a tax-exempt security compared with other tax-exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax-exempt market that offer the highest return.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid or to gain access to the municipal bond sector. Additionally, by way of example, the Fund may use derivative contracts in an attempt to:

  increase or decrease the effective duration of the Fund portfolio;
  obtain premiums from the sale of derivative contracts;
  realize gains from trading a derivative contract; or
  hedge against potential losses.

There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.

Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TEMPORARY INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.


What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES


Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally with in a specified time.


Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement.


General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds


Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.


Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).


The interest on many types of private activity bonds is subject to AMT. However, issues are available in the marketplace that are not subject to AMT due to qualifying tax rules.


Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales and related tax collections failed to increase as anticipated.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities


Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.


There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When short-term market interest rates go up, the interest rate paid on the inverse floater goes down; when short-term market rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed- rate, tax-exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Municipal Mortgage-Backed Securities


Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Interest in pools of adjustable rate mortgages are known as ARMs. Municipal mortgage-backed securities generally have fixed interest rates.


Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are pass-through certificates. Holders of pass-through certificates receive a pro rata share of all net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.

PACs


PACs (planned amortization classes) are a sophisticated form of municipal mortgage-backed security issued with a companion class(es). PACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.


Variable-Rate Demand Instruments


Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the Demand Provider), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are "conditional," so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are "unconditional," so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as "synthetic" variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.


Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Municipal Auction Rate Securities


Municipal auction rate securities are tax-exempt securities that are issued (without a demand feature) generally for a specified term, during which the interest rate may be reset at specified intervals (such as, for example, every 7, 28, 35 or 49 days) by means of a "Dutch Auction" or similar competitive process. These securities may be referred to as "municipal auction rate notes." In the auction, holders of such securities, and investors who seek to acquire such securities, indicate their interest in continuing to hold, or to purchase, the securities at rates that they specify to broker-dealers that serve as auction agents for the auction. If the auction is successful, a holder of such securities will be able to sell them at par value through the auction process. A "failed auction" occurs when, for example, the auction agent does not receive enough bids to cover the aggregate amount of securities that have been put up for sale at the auction, or the lowest interest rate at which all of the securities that have been put up for sale at the auction would be above the "maximum interest rate" set forth in the documentation for the securities, or some other reason. When a failed auction occurs, a holder of the securities may not be able to sell all or a portion of the securities it desired to sell at the auction, in which case the affected securities would pay the maximum interest rate set forth in their documentation until the next successful auction. The maximum interest rate may be a multiple of a specified index or a fixed rate, and may be dependent on other factors, such as the credit rating of the securities at the time of auction. Municipal auction rate securities may be subject to interest rate, economic, credit, credit enhancement, prepayment and liquidity risks.


CREDIT ENHANCEMENT


The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer may have greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, indices or other assets or instruments including other derivative contracts (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.


Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted). To the extent necessary to meet such requirements, the Fund may purchase U.S. Treasury and/or government agency securities.


The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:


Futures Contracts


Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures).


Option Contracts

Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. The Fund may buy options on tax-exempt, or municipal securities.

Swap Contracts


A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.


Common types of swaps in which the Fund may invest include interest rate swaps, caps and floors, total return swaps and credit default swaps.

SPECIAL TRANSACTIONS

Hybrid Instruments


Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, index or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.


Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


Delayed Delivery Transactions


Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.


Asset Segregation

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT-GRADE SECURITIES

The Adviser will determine whether a security is investment-grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment-grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment-grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS


Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.


Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.


Certain factors such as the presence of call features may cause a particular fixed-income security, or the Fund as a whole, to exhibit less sensitivity to changes in interest rates.


Certain of the Fund's investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities under performs (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected).

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investor Services, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury or other appropriate benchmark with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


LIQUIDITY RISKS


Trading opportunities are more limited for fixed-income securities (including tax-exempt securities) that have not received any credit ratings, have received any credit ratings below investment-grade or are not widely held. Trading opportunities also are more limited for inverse floaters that have complex terms or that are not widely held.


These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.


OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.


TAX RISKS

In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. The Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Fund may receive payments and make distributions that are treated as ordinary income for federal income tax purposes.

LEVERAGE RISKS

Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.


CALL RISKS


Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.


If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.


SECTOR RISKS


A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


PREPAYMENT RISKS

Unlike traditional fixed-income securities (including tax-exempt securities), which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on municipal mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage-backed securities.

For example, when interest rates decline, the values of municipal mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage-backed securities.


Conversely, when interest rates rise, the values of municipal mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage-backed securities and cause their value to decline more than traditional fixed-income securities.


Generally, municipal mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a municipal mortgage-backed security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the spread). An increase in the spread will cause the price of the municipal mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


CREDIT ENHANCEMENT RISK

The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.


A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest its assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.


RISKS RELATED TO THE ECONOMY


Lower-grade bond returns may be sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS


The Fund's exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to the Fund and its shareholders. For example, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. In addition, under certain circumstances certain derivative contracts and hybrid instruments may cause the Fund to: a) incur an excise tax on a portion of the income related to those contracts and instruments; and/or b) reclassify, as a return of capital, some or all of the distributions previously made to shareholders during the fiscal year as dividend income. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund's SAI, such as, interest rate, credit, liquidity and leverage risks.


What Do Shares Cost?

CALCULATION OF NET ASSET VALUE


When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund's current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under "Federated."


You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds fixed-income securities that trade on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.


In calculating its NAV, the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (Board).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
  OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair Valuation and Significant Events Procedures

The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Board. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures. The Fund's SAI discusses the methods used by pricing services and the Valuation Committee to value investments.

Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment's fair value in the absence of new information relating to the investment or its issuer such as changes in the issuer's business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information--Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.

How is the Fund Sold?


The Fund offers two Share classes: Institutional Shares and Class Y Shares, each representing interests in a single portfolio of securities. This Prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. The additional class of Shares, which is offered by a separate prospectus, may be preferable for certain shareholders. Please note that certain purchase restrictions may apply. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus to Eligible Investors, as described below. In connection with a request to purchase Shares, you should provide documentation sufficient to verify your status as an Eligible Investor. As a general matter, Shares are not available for direct investment by natural persons.


The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Shares (however, such accounts remain subject to the Fund's policy on "Accounts with Low Balances" as discussed later in this Prospectus):

  An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;
  An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;
  A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals;
  An employer-sponsored retirement plan;
  A trust institution investing on behalf of its trust customers;
  Additional sales to an investor (including a natural person) who owned Institutional Shares of the Fund as of December 31, 2008;
  An investor (including a natural person) who acquired Institutional Shares of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and
  In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated or its investment advisory subsidiaries, an investor (including a natural person) who: (1) becomes a client of an investment advisory subsidiary of Federated; or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or subadvised by a Federated investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.

The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see "How to Purchase Shares" below.):

  An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above;
  An investor, other than a natural person, purchasing Shares directly from the Fund; and
  In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares of another Federated Fund as of December 31, 2008.

The Fund may not be a suitable investment for retirement plans. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES


The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.


NETWORKING FEES

The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.


These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments of Service Fees and/or Account Administration Fees and/or Recordkeeping Fees and/or Networking Fees made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.


How to Purchase Shares


Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under "How is the Fund Sold?". The Fund reserves the right to reject any request to purchase or exchange Shares.


Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000. There is no required minimum subsequent investment amount. All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund's policy on "Accounts with Low Balances" as discussed later in this Prospectus.


Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.


THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:


State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BFN: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


THROUGH AN EXCHANGE


You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares (if applicable) and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any applicable minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates


The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.


If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.


If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.


Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available in the "Products" section of Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Notice to Shareholders - Source of Distributions" link under "Related Information."


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. In addition, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.


The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The Fund may also monitor trades into and out of the Fund for potentially disruptive trading activity over periods longer than 30 days. The size of Share transactions subject to monitoring varies. Where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the Fund will temporarily preclude the shareholder from making further purchases or exchanges of Fund Shares. If the shareholder continues to exceed the detection amounts for specified periods the Fund will impose lengthier trading restrictions on the shareholder, up to and including permanently precluding the shareholder from making any further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.


The Fund's frequent trading restrictions, do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.


The Fund's objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION


Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 holdings, recent purchase and sale transactions, weighted average effective maturity, weighted average effective duration and other portfolio profile characteristics and percentage breakdowns of the portfolio by sector and credit quality.


To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page, click on the "Portfolio Holdings" or "Composition" link.


You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's Annual and Semi-Annual Reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.


Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 149 equity, fixed-income, and money market mutual funds as well as a variety of other pooled investment vehicles and customized separately managed accounts, which totaled approximately $407 billion in assets as of December 31, 2008. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,380 employees. Federated provides investment products to over 5,300 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since July 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.


The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.


ADVISORY FEES

The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated May 31, 2009.


Legal Proceedings


Since October 2003, Federated and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..


Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.


The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in each of the lawsuits described in the preceding two paragraphs. Federated and the Funds, and their respective counsel, have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$9.70		$10.22		$10.25		$10.52	$10.42
Income From Investment Operations:
Net investment income	0.37		0.42		0.45		0.45	0.46
Net realized and unrealized gain (loss) on investments	(0.10)		(0.52)		(0.03)		(0.27)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.27		(0.10)		0.42		0.18	0.56
Less Distributions:
Distributions from net investment income	(0.37)		(0.42)		(0.45)		(0.45)	(0.46)
Net Asset Value, End of Period	$9.60		$ 9.70		$10.22		$10.25	$10.52
Total Return [1]	2.92%		(1.03)%		4.15%		1.70%	5.42%

Ratios to Average Net Assets:
Net expenses	0.55	% [2]	0.56	% [2,3]	0.55	% [3]	0.56%	0.58%
Net investment income	3.88%		4.16%		4.38%		4.29%	4.34%
Expense waiver/reimbursement [4]	0.30%		0.32%		0.32%		0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$236,117		$120,196		$141,676		$174,074	$164,859
Portfolio turnover	32%		56%		38%		25%	19%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.55% and 0.55% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.

3 Includes 0.01% and 0.02% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures for the years ended May 31, 2008 and 2007, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2009, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information


The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED INTERMEDIATE MUNICIPAL TRUST - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.85%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$86.76	$10,415.00
2	$10,415.00	$520.75	$10,935.75	$90.36	$10,847.22
3	$10,847.22	$542.36	$11,389.58	$94.11	$11,297.38
4	$11,297.38	$564.87	$11,862.25	$98.02	$11,766.22
5	$11,766.22	$588.31	$12,354.53	$102.09	$12,254.52
6	$12,254.52	$612.73	$12,867.25	$106.32	$12,763.08
7	$12,763.08	$638.15	$13,401.23	$110.74	$13,292.75
8	$13,292.75	$664.64	$13,957.39	$115.33	$13,844.40
9	$13,844.40	$692.22	$14,536.62	$120.12	$14,418.94
10	$14,418.94	$720.95	$15,139.89	$125.10	$15,017.33
Cumulative		$6,044.98		$1,048.95

An SAI dated July 31, 2009, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4314

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 458810108


8061702A-IS (7/09)


Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

PROSPECTUS


July 31, 2009


CLASS Y SHARES


A mutual fund seeking to provide current income exempt from federal regular income tax by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of not less than three years nor more than ten years.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 6

What are the Fund's Investment Strategies? 7

What are the Principal Securities in Which the Fund Invests? 11

What are the Specific Risks of Investing in the Fund? 21

What Do Shares Cost? 27

How is the Fund Sold? 29

Payments to Financial Intermediaries 30

How to Purchase Shares 31

How to Redeem and Exchange Shares 33

Account and Share Information 38

Who Manages the Fund? 42

Legal Proceedings 43

Financial Information 44

Appendix A: Hypothetical Investment and Expense Information 46

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund pursues its objective by investing its assets so that, normally (except as discussed herein), distributions of annual interest income are exempt from federal regular income tax. The Fund's investment adviser (Adviser) also normally (except as discussed herein) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or if there are changes in tax laws relating to the AMT), to pursue the Fund's investment objective, the Adviser may invest the Fund's assets in securities that may be subject to AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring AMT securities that are consistent with the Fund's investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund's investments may be subject to the AMT.


The Fund's portfolio securities will be investment-grade or of comparable quality. The Fund considers, among other factors, a security's duration (or sensitivity of a security's price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund's portfolio that offer, or that are in sectors that offer, enhanced levels of income. The Fund's average weighted maturity is not less than three nor more than ten years.


The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein.

The Fund also may invest in certain securities as described herein (such as market discount bonds, credit default swaps and other derivatives transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
  Tax Risks. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. The Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Fund may receive payments and make distributions that are treated as ordinary income for federal income tax purposes.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Call Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risks. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risks Related to the Economy. Lower-grade bond returns may be sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table


The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.



The Fund's Class Y Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Class Y Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 4.64%.


Within the periods shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 3.00% (quarter ended September 30, 2004). Its lowest quarterly return was (2.65)% (quarter ended September 30, 2008).


Average Annual Total Return Table


Return Before Taxes is shown. In addition, Return After Taxes is shown for Class Y Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital 7-Year Municipal Bond Index (BC7MB) 1 a broad-based market index, the Barclays Capital Municipal Intermediate (5-10) Bond Index (BCMIBI), 1 the Barclays Capital Municipal Bond Index (BCMB), 1 and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA). The LIMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category. Index returns do not reflect taxes, sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.


(For the Period Ended December 31, 2008)


	1 Year	5 Years	Start of Performance [2]
Fund:
Return Before Taxes	(3.43)%	1.56%	1.71%
Return After Taxes on Distributions [3]	(3.43)%	1.56%	1.71%
Return After Taxes on Distributions and Sale of Fund Shares [3]	(0.79)%	2.01%	2.13%
BC7MB	4.59%	3.69%	3.75%
BCMIBI	4.04%	3.62%	3.63%
BCMB	(2.47)%	2.71%	2.88%
LIMDFA	(1.80)%	1.85%	1.97%

1 The BC7MB is an unmanaged index of municipal bonds, issued after December 31, 1990, with a minimum credit rating of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity range of six to eight years. The BCMIBI is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa3, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must have an issue date after December 31, 1990 and a maturity range of 5 to 10 years. The BCMIBI includes zero coupon bonds and bonds subject to the alternative minimum tax. The BCMB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. The BCMB includes both zero coupon bonds and bonds subject to the alternative minimum tax.


2 The Fund's Class Y Shares start of performance date was October 2, 2003.


3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.


What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waiver) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.20%
Total Annual Fund Operating Expenses [4]	0.60%

1 The percentages shown are based on anticipated expenses for the entire fiscal year ending May 31, 2010. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending May 31, 2010.
Total Anticipated Waiver of Fund Expenses	0.23%
Total Anticipated Actual Annual Fund Operating Expenses (after anticipated waiver) [5]	0.37%
2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending May 31, 2010. The management fee paid by the Fund (after the voluntary waiver) was 0.16% for the fiscal year ended May 31, 2009.
3 Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. Total other expenses paid by the Fund's Class Y Shares (after the voluntary waiver) were 0.21% for the fiscal year ended May 31, 2009.
4 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund's Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.38% for the fiscal year ending May 31, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least though July 31, 2010.
5 The Total Actual Annual Fund Operating Expenses paid by the Fund's Class Y Shares (after the voluntary waivers) were 0.37% for the fiscal year ended May 31, 2009.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before anticipated waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$	61
3 Years	$	192
5 Years	$	335
10 Years	$	750

What are the Fund's Investment Strategies?


The Fund pursues its objective by investing its assets so that, normally (except as discussed herein), distributions of annual interest income are exempt from federal regular income tax. The Fund's investment adviser (Adviser) also normally (except as discussed herein) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or if there are changes to tax laws relating to the AMT), to pursue the Fund's investment objective, the Adviser may invest the Fund's assets in securities that may be subject to AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring AMT securities that are consistent with the Fund's investment objective. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund's investments may be subject to the AMT.


The Fund's average weighted maturity is not less than three nor more than ten years. The Fund's Adviser actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide enhanced levels of income.


The Fund's portfolio securities will be investment-grade or of comparable quality. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest ratings categories) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated "AAA," "AA," "A" or "BBB" by Standard & Poor's, an NRSRO, would be rated in the first, second, third or fourth highest ratings categories, respectively. Whether a security is an investment-grade, tax-exempt security will be determined at the time when the security is purchased. For example, a downgrade in a security's rating/quality will not require the Fund to sell any tax-exempt security held in the Fund's portfolio. The investment-grade, tax-exempt securities in which the Fund invests generally are subject to interest rate, credit, liquidity, tax, leverage, call, sector, prepayment, credit enhancement and economic risks and the derivative contracts and hybrid instruments in which the Fund invests are subject to these risks as well as the risks of investment in derivatives contracts and hybrid instruments, all as described in this Prospectus.


The Adviser of the Fund actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide superior levels of after-tax total return.


The Adviser manages interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser uses hedging transactions for purposes of duration management. The Adviser considers a variety of factors in formulating its interest rate outlook, including (among others) the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax-exempt securities before the Fund purchases such securities. The Adviser considers various factors, including (among others) the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.


To select securities, the Adviser focuses on several factors. First, it considers sources available to the issuer for making principal and interest payments to assess whether the security's risk is commensurate with its potential return. Second, the Adviser considers the structure of the security; it seeks securities with favorable structural attributes such as protection against issuer calls. The Adviser attempts to provide enhanced levels of income, subject to these considerations and the Fund's maturity, quality and duration constraints, by purchasing securities offering the highest expected returns.


The Adviser attempts to provide superior levels of after-tax total return. Total return consists of two components: (1) income received from the Fund's portfolio securities; and (2) changes in the market value of the Fund's portfolio securities and attendant increase or decrease in the net asset value (NAV) of Fund Shares. The Adviser seeks total return on an after-tax basis, so that it will try to maximize tax-exempt income distributions; make limited ordinary income distributions; and minimize or eliminate capital gains distributions. In seeking to increase incremental after-tax total returns, the Fund may invest in tax-exempt securities that are trading at a price less than the original issue price (or market discount bonds), enter in credit default swap arrangements and other derivative transactions and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may result in taxable distributions to shareholders. The ordinary income derived from these investment strategies generally will be limited to approximately 5% or less of the Fund's annual distributions.


The Adviser's ability to formulate an accurate interest rate outlook, coupled with effective management of the Fund's duration as described above, is critical to the Adviser's achievement of this component of its strategy. The Adviser will seek to further enhance after-tax total return by engaging in a relative value analysis; that is, the Adviser will assess the cost of a tax-exempt security compared with other tax-exempt securities and taxable securities such as U.S. Treasury obligations. The Adviser may also allocate investments in sectors of the tax-exempt market that offer the highest return.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid or to gain access to the municipal bond sector. Additionally, by way of example, the Fund may use derivative contracts in an attempt to:

  increase or decrease the effective duration of the Fund portfolio;
  obtain premiums from the sale of derivative contracts;
  realize gains from trading a derivative contract; or
  hedge against potential losses.

There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.

Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

TEMPORARY INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.


What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES


Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally with in a specified time.


Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement.


General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds


Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.


Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).


The interest on many types of private activity bonds is subject to AMT. However, issues are available in the marketplace that are not subject to AMT due to qualifying tax rules.


Tax Increment Financing Bonds (TIF)


TIF bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales and related tax collections failed to increase as anticipated.


Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Zero Coupon Securities


Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.


There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When short-term market interest rates go up, the interest rate paid on the inverse floater goes down; when short-term market rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed- rate, tax-exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Municipal Mortgage-Backed Securities


Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single-family homes or to finance multi-family housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Interest in pools of adjustable rate mortgages are known as ARMs. Municipal mortgage-backed securities generally have fixed interest rates.


Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are pass-through certificates. Holders of pass-through certificates receive a pro rata share of all net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.


Planned Amortization Classes (PACs)


PACs are a sophisticated form of municipal mortgage-backed security issued with a companion class(es). PACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.


Variable Rate Demand Instruments


Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the Demand Provider), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are "conditional," so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are "unconditional," so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as "synthetic" variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.


Municipal Notes


Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Municipal Auction Rate Securities


Municipal auction rate securities are tax-exempt securities that are issued (without a demand feature) generally for a specified term, during which the interest rate may be reset at specified intervals (such as, for example, every 7, 28, 35 or 49 days) by means of a "Dutch Auction" or similar competitive process. These securities may be referred to as "municipal auction rate notes." In the auction, holders of such securities, and investors who seek to acquire such securities, indicate their interest in continuing to hold, or to purchase, the securities at rates that they specify to broker-dealers that serve as auction agents for the auction. If the auction is successful, a holder of such securities will be able to sell them at par value through the auction process. A "failed auction" occurs when, for example, the auction agent does not receive enough bids to cover the aggregate amount of securities that have been put up for sale at the auction, or the lowest interest rate at which all of the securities that have been put up for sale at the auction would be above the "maximum interest rate" set forth in the documentation for the securities, or some other reason. When a failed auction occurs, a holder of the securities may not be able to sell all or a portion of the securities it desired to sell at the auction, in which case the affected securities would pay the maximum interest rate set forth in their documentation until the next successful auction. The maximum interest rate may be a multiple of a specified index or a fixed rate, and may be dependent on other factors, such as the credit rating of the securities at the time of auction. Municipal auction rate securities may be subject to interest rate, economic, credit, credit enhancement, prepayment and liquidity risks.


CREDIT ENHANCEMENT


The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer may have greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, indices or other assets or instruments including other derivative contracts (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange-traded contracts, especially in times of financial stress.


Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted). To the extent necessary to meet such requirements, the Fund may purchase U.S. Treasury and/or government agency securities.

The Fund may invest in a derivative contract if it is permitted to own, invest in or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

Futures Contracts


Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures).


Option Contracts


Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. The Fund may buy options on tax-exempt, or municipal securities.


Swap Contracts

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

Common types of swaps in which the Fund may invest include interest rate swaps, caps and floors, total return swaps and credit default swaps.

SPECIAL TRANSACTIONS

Hybrid Instruments


Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, index or other asset or instrument including a derivative contract). The Fund may use hybrid instruments only in connection with permissible investment activities. Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.


Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional investments or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


Delayed Delivery Transactions


Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.


Asset Segregation

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT-GRADE SECURITIES

The Adviser will determine whether a security is investment-grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, an NRSRO, assigns ratings to investment-grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment-grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS


Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.


Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.


Certain factors such as the presence of call features may cause a particular fixed-income security, or the Fund as a whole, to exhibit less sensitivity to changes in interest rates.


Certain of the Fund's investments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected).


CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investor Services, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.


Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury or other appropriate benchmark with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


LIQUIDITY RISKS


Trading opportunities are more limited for fixed-income securities (including tax-exempt securities) that have not received any credit ratings, have received any credit ratings below investment-grade or are not widely held. Trading opportunities also are more limited for inverse floaters that have complex terms or that are not widely held.


These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.


OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.


TAX RISKS

In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.


The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. The Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Fund may receive payments and make distributions that are treated as ordinary income for federal income tax purposes.


LEVERAGE RISKS

Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.


CALL RISKS


Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.


If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.


SECTOR RISKS


A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


PREPAYMENT RISKS

Unlike traditional fixed-income securities (including tax-exempt securities), which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on municipal mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding municipal mortgage-backed securities.


For example, when interest rates decline, the values of municipal mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on municipal mortgage-backed securities.


Conversely, when interest rates rise, the values of municipal mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage-backed securities and cause their value to decline more than traditional fixed-income securities.


Generally, municipal mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a municipal mortgage-backed security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the spread). An increase in the spread will cause the price of the municipal mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


CREDIT ENHANCEMENT RISK


The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.


A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest its assets in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.


RISKS RELATED TO THE ECONOMY


Lower-grade bond returns may be sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS


The Fund's exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to the Fund and its shareholders. For example, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. In addition, under certain circumstances certain derivative contracts and hybrid instruments may cause the Fund to: a) incur an excise tax on a portion of the income related to those contracts and instruments and/or; b) reclassify, as a return of capital, some or all of the distributions previously made to shareholders during the fiscal year as dividend income. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or in the Fund's SAI, such as, interest rate, credit, liquidity and leverage risks.


What Do Shares Cost?

CALCULATION OF NET ASSET VALUE


When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next calculated net asset value of a Share (NAV). A Share's NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The Fund's current NAV and public offering price may be found at FederatedInvestors.com and in the mutual funds section of certain newspapers under "Federated."


You can purchase, redeem or exchange Shares any day the NYSE is open. When the Fund holds fixed-income securities that trade on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.


In calculating its NAV, the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (Board).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
  OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair Valuation and Significant Events Procedures

The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Board. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures. The Fund's SAI discusses the methods used by pricing services and the Valuation Committee to value investments.

Using fair value to price investments may result in a value that is different from an investment's most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Valuation Committee generally will not change an investment's fair value in the absence of new information relating to the investment or its issuer such as changes in the issuer's business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

The Board also has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations or litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment using another method approved by the Board. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Fund. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates its NAV, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAV by short-term traders. See "Account and Share Information - Frequent Trading Policies" for other procedures the Fund employs to deter such short-term trading.

How is the Fund Sold?


The Fund offers two Share classes: Institutional Shares and Class Y Shares, each representing interests in a single portfolio of securities. This Prospectus relates only to Class Y Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus to retail and private banking customers of financial institutions and to accounts for which financial institutions act in a fiduciary, advisory, agency, custodial or similar capacity or to individuals, directly or through financial intermediaries. The Fund may not be a suitable investment for retirement plans. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RECORDKEEPING FEES


The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Networking Fees on that same account.


NETWORKING FEES

The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.


These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments of Recordkeeping Fees and/or Networking Fees made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

The required minimum initial investment for Fund Shares is $100,000. There is no required minimum subsequent investment amount.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BFN: 23026552


Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares (if applicable) and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.


If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any applicable minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM


You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.


If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.


If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid. Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available in the "Products" section of Federated's website at FederatedInvestors.com .. To access this information from the "Products" section of the website, click on the "Notice to Shareholders - Source of Distributions" link under "Related Information."


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $100,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. In addition, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.


The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The Fund may also monitor trades into and out of the Fund for potentially disruptive trading activity over periods longer than 30 days. The size of Share transactions subject to monitoring varies. Where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the Fund will temporarily preclude the shareholder from making further purchases or exchanges of Fund Shares. If the shareholder continues to exceed the detection amounts for specified periods the Fund will impose lengthier trading restrictions on the shareholder, up to and including permanently precluding the shareholder from making any further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.


The Fund's frequent trading restrictions, do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.


The Fund's objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where Shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 holdings, recent purchase and sale transactions, weighted average effective maturity, weighted average effective duration and other portfolio profile characteristics and percentage breakdowns of the portfolio by sector and credit quality.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's Annual and Semi-Annual Reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.


Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 149 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles and customized separately managed accounts, which totaled approximately $407 billion in assets as of December 31, 2008. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,380 employees. Federated provides investment products to over 5,300 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION

J. Scott Albrecht

J. Scott Albrecht has been the Fund's Portfolio Manager since July 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.


The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts and ownership of securities in the Fund.


ADVISORY FEES

The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated May 31, 2009.


Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.


The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in each of the lawsuits described in the preceding two paragraphs. Federated and the Funds, and their respective counsel, have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$9.70		$10.22		$10.25		$10.52	$10.42
Income From Investment Operations:
Net investment income	0.39		0.43		0.47		0.47	0.48
Net realized and unrealized gain (loss) on investments	(0.10)		(0.52)		(0.03)		(0.27)	0.10
TOTAL FROM INVESTMENT OPERATIONS	0.29		(0.09)		0.44		0.20	0.58
Less Distributions:
Distributions from net investment income	(0.39)		(0.43)		(0.47)		(0.47)	(0.48)
Net Asset Value, End of Period	$9.60		$9.70		$10.22		$10.25	$10.52
Total Return [1]	3.10%		(0.86)%		4.33%		1.90%	5.66%

Ratios to Average Net Assets:
Net expenses	0.37	% [2]	0.38	% [2,3]	0.38	% [3]	0.36%	0.35%
Net investment income	4.09%		4.33%		4.56%		4.48%	4.56%
Expense waiver/reimbursement [4]	0.27%		0.30%		0.32%		0.28%	0.31%
Supplement Data:
Net assets, end of period (000 omitted)	$22,285		$26,580		$24,978		$5,569	$7,099
Portfolio turnover	32%		56%		38%		25%	19%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.37% and 0.38% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.

3 Includes 0.01% and 0.02% of interest and trust expenses related to the Fund's participation in secondary inverse floater structures for the years ended May 31, 2008 and 2007, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2009, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information


The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED INTERMEDIATE MUNICIPAL TRUST - CLASS Y SHARES
ANNUAL EXPENSE RATIO: 0.60%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$61.32	$10,440.00
2	$10,440.00	$522.00	$10,962.00	$64.02	$10,899.36
3	$10,899.36	$544.97	$11,444.33	$66.83	$11,378.93
4	$11,378.93	$568.95	$11,947.88	$69.78	$11,879.60
5	$11,879.60	$593.98	$12,473.58	$72.85	$12,402.30
6	$12,402.30	$620.12	$13,022.42	$76.05	$12,948.00
7	$12,948.00	$647.40	$13,595.40	$79.40	$13,517.71
8	$13,517.71	$675.89	$14,193.60	$82.89	$14,112.49
9	$14,112.49	$705.62	$14,818.11	$86.54	$14,733.44
10	$14,733.44	$736.67	$15,470.11	$90.35	$15,381.71
Cumulative		$6,115.60		$750.03

An SAI dated July 31, 2009, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4314

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 458810603


28826 (7/09)


Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated Intermediate Municipal Trust
A Portfolio of Intermediate Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

July 31, 2009

INSTITUTIONAL SHARES

CLASS Y SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Intermediate Municipal Trust (Fund), dated July 31, 2009.

This SAI incorporates by reference the Fund’s Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

CONTENTS

How is the Fund Organized?	3
Securities in Which the Fund Invests	3
Investment Risks	5
Investment Objective (and Policies) and Investment Limitations	6
What Do Shares Cost?	8
How is the Fund Sold?	13
Purchases In-Kind	15
Subaccounting Services	15
Redemption In-Kind	15
Massachusetts Partnership Law	16
Account and Share Information	16
Tax Information	17
Who Manages and Provides Services to the Fund?	18
How Does the Fund Measure Performance?	35
Financial Information	37
Investment Ratings	37
Addresses	47
Appendix	49

[Missing Graphic Reference]

Federated Intermediate Municipal Trust

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com

or call 1-800-341-7400.

Federated Securities Corp., Distributor

8031702B (7/09)

Federated is a registered mark

of Federated Investors, Inc.

2009 ©Federated Investors, Inc.

How is the Fund Organized?

The Fund is a diversified portfolio of Intermediate Municipal Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on May 31, 1985. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (Board) has established two classes of shares of the Fund, known as Institutional Shares and Class Y Shares (Shares). This SAI relates to both classes of Shares. The Fund’s investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

The principal securities in which the Fund invests are described in the Fund’s prospectus.  In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed-Income Securities

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities, in addition to those listed in the prospectus, in which the Fund invests.

Asset-Backed securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, pass-through certificates or other similar securities. Asset-backed securities have prepayment risks.

CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

TAX-EXEMPT COMMERCIAL PAPER
Tax exempt commercial paper is a tax-exempt issuer’s obligation with a maturity of less than nine months. Tax exempt issuer’s may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issues may constantly reissue their commercial paper and use the proceeds (or other sources) to repay the maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, indices, or other assets or instruments including other derivative contracts, (each a “Reference Instrument” and collectively, “Reference Instruments”).  Each party to a derivative contract is referred to as a counterparty.  Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument.  These types of derivatives are frequently referred to as “physically settled” derivatives.  Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument.  These types of derivatives are known as “cash settled” derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time.  Such limits may prevent the Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they may be less liquid and more difficult to close-out than exchange-traded contracts. In addition, OTC contracts with more specialized terms may be more difficult to value than exchange traded contracts, especially in times of financial stress.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund’s exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may invest in a derivative contract if it is permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument. The Fund is not required to own a Reference Instrument in order to buy or sell a derivative contract relating to that Reference Instrument. The Fund may trade in the following specific types and/or combinations of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time.  Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument.  Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.  Futures contracts traded OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures).

INTEREST RATE FUTURES
An interest-rate futures contract is an exchange-traded contract for which the Reference Instrument is an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures contracts and Eurodollar futures contracts. The Reference Instrument for a U.S. Treasury futures contract is a U.S. Treasury security. The Reference Instrument for a Eurodollar futures contract is the London Interbank Offered Rate (commonly referred to as “LIBOR”); Eurodollar futures contracts enable the purchaser to obtain a fixed rate for the lending of funds over a stated period of time and the seller to obtain a fixed rate for a borrowing of funds over that same period.

INDEX FUTURES
An index futures contract is an exchange-traded contract to make or receive a payment based upon changes in the value of an index. An index is a statistical composite that measures changes in the value of designated Reference Instruments. An index is usually computed by a sum product of a list of the designated Reference Instruments' current prices and a list of weights assigned to these Reference Instruments.

SECURITY FUTURES
A security futures contract is an exchange-traded contract to purchase or sell in the future a specific quantity of a security (other than a Treasury security) or a narrow-based securities index at a certain price. Presently, the only available security futures contracts use shares of a single equity security as the Reference Instrument. However, it is possible that in the future security futures contracts will be developed that use a single fixed-income security as the Reference Instrument.

Option Contracts

Option contracts (also called “options”) are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments.

PUT OPTIONS
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Subject to compliance with its fundamental investment limitation regarding “Dealing in Puts and Calls,” the Fund may buy put options on tax-exempt, or municipal, securities (and, as needed, write options to close out such positions).

Swap Contracts

A swap contract (also known as a “swap”) is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments.  Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments.  The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.  Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a “notional principal amount”) in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank Offered Rate (commonly referred to as “LIBOR”) swap would require one party to pay the equivalent of the London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

TOTAL RETURN SWAPS
A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference Instrument.  Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference Instrument increases, but receive payments from the other party if the value of that instrument decreases.

CREDIT DEFAULT SWAPS
A credit default swap (CDS) is an agreement between two parties whereby one party (the “Protection Buyer”) agrees to make payments over the term of the CDS to the other party (the “Protection Seller”), provided that no designated event of default, restructuring or other credit related event (each a “Credit Event”) occurs with respect to Reference Instrument that is usually a particular bond or the unsecured credit of an issuer, in general (the “Reference Obligation”). Many CDS are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the “Deliverable Obligation”).  The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash settled,” which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event.  The Fund may be either the Protection Buyer or the Protection Seller in a CDS.  If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer.  A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

SPECIAL TRANSACTIONS

Hybrid Instruments
Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of a Reference Instrument (that is a designated security, commodity, index, or other asset or instrument including a derivative contract). Hybrid instruments can take on many forms including, but not limited to, the following forms. First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Reference Instrument. Second, hybrid instruments may include convertible securities with conversion terms related to a Reference Instrument.

Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in the Reference Instrument with the risks of investing in other securities, and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Reference Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Reference Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks

CREDIT LINKED NOTE
A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) with respect to which the Reference Instrument is a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a “Reference Credit”).  The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Credit. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each, a “Credit Event”) with respect to the issuer of the Reference Credit or (ii) the market value of the Reference Credit, if a Credit Event has occurred.  Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Credit in the event of a Credit Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Credit. However, almost any type of fixed-income security (including foreign government securities), index, or derivative contract (such as a credit default swap) can be used as the Reference Credit.

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, (b) to meet commitments arising from “failed” trades, and (c) for other temporary purposes.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Asset Segregation

In accordance with the Securities and Exchange Commission (SEC) and SEC staff positions regarding the interpretation of the Investment Company Act of 1940 (1940 Act), with respect to derivatives that create a future payment obligation of the Fund, the Fund must “set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund’s daily marked-to-market (net) obligations, if any (i.e., the Fund’s daily net liability, if any), rather than the notional value.

To the extent the Fund is permitted to sell options, the Fund will employ another approach to segregating assets to cover options that it sells. If the Fund is permitted to sell and sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If the Fund is permitted to sell and sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

The Fund’s asset segregation approach for swap agreements varies among different types of swaps. For example, if the Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Fund enters into a credit default swap as the Protection Seller, then the Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Fund’s current obligation (or rights) under this type of swap will equal only the net amount to be paid or received based on the relative values of the positions held by each counterparty to the swap (the “net amount”). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Fund under the swap.

The Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the Fund is permitted to sell and sells a put option for the same Reference Instrument as a call option the Fund is permitted to sell and has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund’s obligations.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

TEMPORARY INVESTMENTS
The Fund may make temporary investments in the following types of securities.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper generally reduces both the market and credit risks as compared to other debt securities of the same issuer.

Investment Risks

There are many factors which may affect an investment in the Fund. The Fund’s principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

The Fund may invest up to 100% of its assets in fixed-income securities (including tax-exempt securities) rated BBB or in unrated but comparable securities. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities (including tax-exempt securities) receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk.  Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Tax Risks
In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal or state tax laws may cause the prices of tax- exempt securities to fall and/or may effect the tax-exempt status of the securities in which the Fund invests.

The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. The Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes.

Liquidity Risks

Trading opportunities are more limited for fixed-income securities (including tax-exempt securities) that have not received any credit ratings, have received any credit ratings below investment-grade or are not widely held. Trading opportunities  are also more limited for inverse floaters that have complex terms or that are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.

Leverage Risks

Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

Prepayment Risks

Like municipal mortgage-backed securities, asset-backed securities (including fixed-income or tax-exempt securities that are pooled or collateralized) may be subject to prepayment risks and the possibility that interest and other payments may not be made. Such investments also may be subject to interest rate, credit and other risks described in the Fund’s prospectus and this SAI.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

The Fund’s exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.  Fourth, exposure to derivative contracts and hybrid instruments may have tax consequences to the Fund and its shareholders.  For example, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders.  In addition, under certain circumstances certain derivative contracts and hybrid instruments may cause the Fund to a) incur an excise tax on a portion of the income related to those contracts and instruments and/or b) reclassify, as a return of capital, some or all of the distribution previously made to shareholder during the fiscal year as dividend income.  Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund’s total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund’s investments. Any such termination of the Fund’s OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund’s prospectus, such as interest rate, credit, liquidity and leverage risks.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

Investment Objective (and Policies) and Investment Limitations

The Fund’s investment objective is to provide current income exempt from federal regular income tax. The Fund pursues its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities the income of which is exempt from federal regular income tax with an average weighted maturity of not less than three nor more than ten years. The fundamental investment objective and policy may not be changed by the Fund’s Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Borrowing

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund’s income. The Fund will liquidate any such borrowings as soon as possible.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Issuing Senior Securities

The Fund will not issue senior securities except for delayed-delivery and when-issued transactions and futures contracts, each of which might be considered senior securities. In addition, the Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third party (including the issuer of a participation interest).

Investing in Real Estate

The Fund will not purchase or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.

Investing in Commodities

The Fund will not purchase or sell commodities or commodity contracts.

Lending Cash or Securities
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued municipal securities as permitted by its investment objective and policies.

Concentration of Investments

The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

Dealing in Puts and Calls

The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase put options on municipal securities in an amount up to 10% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund’s option.

The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of its outstanding voting securities,” as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Acquiring Securities

The Fund will not acquire the voting securities of any issuer for the purpose of exercising control.

Selling Short and Purchases on Margin

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

For purposes of the diversification limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets. The Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

What Do Shares Cost?

A Share’s NAV is determined as of the end of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund calculates the NAV of each class by valuing the assets allocated to the Share’s class, subtracting the liabilities allocated to the class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the Shareholders of a particular class are entitled. The NAV is calculated to the nearest whole cent per Share.

In calculating its NAV, the Fund generally values investments as follows:

•
Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

•	Other equity securities traded primarily in the U.S. are valued based upon the mean of closing bid and asked quotations from one or more dealers.

•
Equity securities traded primarily through securities exchanges and regulated market systems outside the U.S. are valued at their last reported sale price or official closing price in their principal exchange or market. These prices may be adjusted for significant events occurring after the closing of such exchanges or market systems as described below. If a price is not readily available, such equity securities are valued based upon the mean of closing bid and asked quotations from one or more dealers.

•
Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such fixed-income securities are fair valued based upon price evaluations from one or more dealers.

•	Fixed-income securities and repurchase agreements acquired with remaining maturities of sixty-days or less are valued at their amortized cost as described below.

•
Futures contracts listed on exchanges are valued at their reported settlement price. Option contracts listed on exchanges are valued based upon the mean of closing bid and asked quotations reported by the exchange or from one or more futures commission merchants.

•
OTC derivative contracts are fair valued using price evaluations provided by various pricing services approved by the Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such derivative contracts are fair valued based upon price evaluations from one or more dealers or using a recognized pricing model for the contract.

•
Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for these mutual funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV. The Fund will not use a pricing service or dealer who is an affiliated person of the Adviser to value investments.

Non-investment assets and liabilities are valued in accordance with Generally Accepted Accounting Principles (GAAP). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding Shares are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.

The Fund follows procedures that are common in the mutual fund industry regarding errors made in the calculation of its NAV. This means that, generally, the Fund will not correct errors of less than one cent per Share or errors that did not result in net dilution to the Fund.

Amortized Cost Values

Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a discount), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a premium), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day. The Fund uses this adjusted cost to value the investment.

Fair Valuation and Significant Events Procedures

The Board has ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Board has appointed a Valuation Committee comprised of officers of the Fund and of the Adviser to assist in this responsibility and in overseeing the calculation of the NAV. The Board has also authorized the use of pricing services recommended by the Valuation Committee to provide price evaluations of the current fair value of certain investments for purposes of calculating the NAV.

Pricing Service Valuations. Based on the recommendations of the Valuation Committee, the Board has authorized the Fund to use pricing services that provide daily fair value evaluations of the current value of certain investments, primarily fixed income securities and OTC derivatives contracts. Different pricing services may provide different price evaluations for the same security because of differences in their methods of evaluating market values. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. A pricing service may find it more difficult to apply these and other factors to relatively illiquid or volatile investments, which may result in less frequent or more significant changes in the price evaluations of these investments. If a pricing service determines that it does not have sufficient information to use its standard methodology, it may evaluate an investment based on the present value of what investors can reasonably expect to receive from the issuer’s operations or liquidation.

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts.

Fair Valuation Procedures. The Board has established procedures for determining the fair value of investments for which price evaluations from pricing services or dealers and market quotations are not readily available. The procedures define an investment’s “fair value” as the price that the Fund might reasonably expect to receive upon its current sale. The procedures assume that any sale would be made to a willing buyer in the ordinary course of trading. The procedures require consideration of factors that vary based on the type of investment and the information available. Factors that may be considered in determining an investment’s fair value include: (1) the last reported price at which the investment was traded, (2) information provided by dealers or investment analysts regarding the investment or the issuer, (3) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports, (4) publicly announced transactions (such as tender offers and mergers) involving the issuer, (5) comparisons to other investments or to financial indices that are correlated to the investment, (6) with respect to fixed-income investments, changes in market yields and spreads, (7) with respect to investments that have been suspended from trading, the circumstances leading to the suspension, and (8) other factors that might affect the investment’s value.

The Valuation Committee is responsible for the day-to-day implementation of these procedures. The Valuation Committee may also authorize the use of a financial valuation model to determine the fair value of a specific type of investment. The Board periodically reviews and approves the fair valuations made by the Valuation Committee and any changes made to the procedures.

Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The fair value of an investment will generally remain unchanged in the absence of new information relating to the investment or its issuer, such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair value prices as compared to prices based on market quotations or price evaluations from pricing services or dealers.

Significant Events. The Board has adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, or litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The pricing service uses models that correlate changes between the closing and opening price of equity securities traded primarily in non-U.S. markets to changes in prices in U.S. traded securities and derivative contracts. The pricing service seeks to employ the model that provides the most significant correlation based on a periodic review of the results. The model uses the correlation to adjust the reported closing price of a foreign equity security based on information available up to the close of the NYSE.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the fair value of the investment is determined using the methods discussed above in Fair Valuation Procedures. The Board has ultimate responsibility for any fair valuations made in response to a significant event.

How is the Fund Sold?

Under the Distributor’s Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial intermediaries.

Supplemental Payments

The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

Processing Support Payments

The Distributor may make payments to financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary’s mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries

From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.

Purchases In-Kind

You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.

Subaccounting Services

Certain financial intermediaries may wish to use the transfer agent’s subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption In-Kind

Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.

Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs, and would be subject to risks of fluctuations in the securities’ value prior to sale.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust’s obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust’s outstanding Shares of all series entitled to vote.

As of July 2, 2009, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 2,997,058 Shares (12.42%).

As of July 2, 2009, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class Y Shares: M&I Trust Company NA, Milwaukee, WI, owned approximately 2,254,648 Shares (96.84%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

M & I Trust Company, NA is organized in the state of Wisconsin and is a subsidiary of Marshall & Ilsley Corporation; organized in the state of Wisconsin.

Tax Information

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222.  The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA  15086-7561; Attention: Mutual Fund Board.  As of December 31, 2008, the Trust comprised one portfolio, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of July 2, 2009, the Fund’s Board and Officers as a group owned less than 1% of each Class of the Fund’s outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Trust (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: May 1985	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee. Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999
Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
		$0	$0

*    Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Trust (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,030.14	$200,000

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide). Previous Position: Partner, Andersen Worldwide SC.	$1,133.17	$220,000

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,030.14	$200,000

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex. Other Directorships Held: Board of Overseers, Babson College. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,226.31	$200,000

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: April 19993
Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Chairman, Audit Committee.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
		$1,158.90	$225,000

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008
Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.(real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
		$1,030.14	$168,265.52

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA;  Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
		$1,056.72	$200,000

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Previous Position: Vice President, Walsh & Kelly, Inc.	$1,133.17	$220,000

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College. Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation. Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.	$1,030.14	$200,000

OFFICERS**

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1985
Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1985
Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998
Principal Occupations: J. Scott Albrecht has been the Fund’s Portfolio Manager since July 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund’s Adviser in January 2005 and served as a Vice President of the Fund’s Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue Peter E. Madden John S. Walsh
In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust.  However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.
One

Audit	Nicholas P. Constantakis Charles F. Mansfield, Jr. Thomas M. O’Neill John S. Walsh
The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund’s internal control over financial reporting, and the quality, integrity and independent audit of the Fund’s financial statements.  The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund’s independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund’s internal audit function.
Four

Nominating	John T. Conroy, Jr. Nicholas P. Constantakis John F. Cunningham Peter E. Madden Charles F. Mansfield, Jr. R. James Nicholson Thomas M. O’Neill John S. Walsh James F. Will
The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund’s Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund’s agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund’s address appearing on the back cover of this Statement of Additional Information. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate’s qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate.  Those factors will ordinarily include:  integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience, and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.
Two

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2008
Interested Board Member Name	Dollar Range of Shares Owned in Federated Intermediate Municipal Trust	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000
J. Christopher Donahue	None	Over $100,000

Independent Board Member Name
John T. Conroy, Jr.	None	Over $100,000
Nicholas P. Constantakis	None	Over $100,000
John F. Cunningham	None	Over $100,000
Peter E. Madden	None	Over $100,000
Charles F. Mansfield, Jr.	None	Over $100,000
R. James Nicholson	None	None
Thomas M. O’Neill	None	Over $100,000
John S. Walsh	None	Over $100,000
James F. Will	None	$50,001 - $100,000

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Portfolio Manager Information

The following information about the Fund’s Portfolio Manager is provided as of the end of the Fund’s most recently completed fiscal year.

Types of Accounts Managed by J. Scott Albrecht	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	4 Funds/$988.188 million
Other Pooled Investment Vehicles	0
Other Accounts	0
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

J. Scott Albrecht is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is predicated on meeting rolling 1, 3, and 5 calendar year pre-tax gross income return, and to a lesser extent, pre-tax gross total return targets versus a designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Albrecht is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  Within each performance measurement period, IPP is calculated with an equal weighting of each account managed by the portfolio manager.  In this regard, any account for which the total return target is not met with respect to a 5 year period will receive a score of zero.  A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results.  Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Services Agreement

Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolio.  The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies

The Adviser’s general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company’s board of directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to: require a company’s audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board’s selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a “poison pill”).  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted.  The Adviser will generally vote against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients’ interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board.  The Adviser believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy Committee’s directions.  The Proxy Committee has supplied ISS with general guidelines that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these guidelines at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser’s general policy.  ISS may vote any proxy as directed in the guidelines without further direction from the Proxy Committee and may make any determinations required to implement the guidelines.  However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an “Interested Company.”

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund’s proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders’ meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to FederatedInvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions weighted average effective maturity, weighted average effective duration and other portfolio profile characteristics, and percentage breakdowns of the portfolio by sector and credit quality.

To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website.  The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF.  Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund’s portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price.  Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer.  Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them.  Some fixed income securities may have only one primary market maker.  The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser, are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the Fund and most of the other Federated funds:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $5 billion
0.125 of 1%	on the next $5 billion
0.100 of 1%	on the next $10 billion
0.075 of 1%	on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund’s portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund’s registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund’s financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended May 31, 2008	2009	2008	2007
Advisory Fee Earned	$821,229	$634,623	$644,095
Advisory Fee Reduction	$487,309	$444,367	$484,588
Brokerage Commissions	$0	$0	$0
Administrative Fee	$167,688	$156,586	$156,611
Shareholder Services Fee:
Institutional Shares	$293,347	—	—
Class Y Shares	—	—	—

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

Includes $1,453.04 paid to a company affiliated with management of Federated.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC’s standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund’s or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year, ten-year or Start of Performance periods ended May 31, 2009.

Yield and Tax-Equivalent Yield are given for the 30-day period ended May 31, 2009.

	30-Day Period	1 Year	5 Years	10 Years
Institutional Shares:
Total Return
Before Taxes	N/A	2.92%	2.61%	3.49%
After Taxes on Distributions	N/A	2.92%	2.61%	3.49%
After Taxes on Distributions and Sale of Shares	N/A	3.25%	2.85%	3.62%
Yield	3.33%	N/A	N/A	N/A
Tax-Equivalent Yield	5.12%	N/A	N/A	N/A

	30-Day Period	1 Year	5 Years	Start of Performance on 10/2/2003
Class Y Shares:
Total Return
Before Taxes	N/A	3.10%	2.80%	2.58%
After Taxes on Distributions	N/A	3.10%	2.80%	2.58%
After Taxes on Distributions and Sale of Shares	N/A	3.43%	3.04%	2.85%
Yield	3.51%	N/A	N/A	N/A
Tax-Equivalent Yield	5.40%	N/A	N/A	N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund’s income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 2009 Multistate Municipal Fund
Tax Bracket:
Federal	10.00%	15.00%	25.00%	28.00%	33.00%	35.00%
Joint Return:	$0-16,700	$16,701-67,900	$67,901-137,050	$137,051-208,850	$208,851-372,950	Over $372,950
Single Return:	$0-8,350	$8,351-33,950	$33,951-82,250	$82,251-171,550	$171,551-372,950	Over $372,950
Tax-Exempt Yield	Taxable Yield Equivalent
0.50%	0.56%	0.59%	0.67%	0.69%	0.75%	0.77%
1.00%	1.11%	1.18%	1.33%	1.39%	1.49%	1.54%
1.50%	1.67%	1.76%	2.00%	2.08%	2.24%	2.31%
2.00%	2.22%	2.35%	2.67%	2.78%	2.99%	3.08%
2.50%	2.78%	2.94%	3.33%	3.47%	3.73%	3.85%
3.00%	3.33%	3.53%	4.00%	4.17%	4.48%	4.62%
3.50%	3.89%	4.12%	4.67%	4.86%	5.22%	5.38%
4.00%	4.44%	4.71%	5.33%	5.56%	5.97%	6.15%
4.50%	5.00%	5.29%	6.00%	6.25%	6.72%	6.92%
5.00%	5.56%	5.88%	6.67%	6.94%	7.46%	7.69%
5.50%	6.11%	6.47%	7.33%	7.64%	8.21%	8.46%
6.00%	6.67%	7.06%	8.00%	8.33%	8.96%	9.23%
6.50%	7.22%	7.65%	8.67%	9.03%	9.70%	10.00%
7.00%	7.78%	8.24%	9.33%	9.72%	10.45%	10.77%
7.50%	8.33%	8.82%	10.00%	10.42%	11.19%	11.54%
8.00%	8.89%	9.41%	10.67%	11.11%	11.94%	12.31%
8.50%	9.44%	10.00%	11.33%	11.81%	12.69%	13.08%
9.00%	10.00%	10.59%	12.00%	12.50%	13.43%	13.85%
9.50%	10.56%	11.18%	12.67%	13.19%	14.18%	14.62%
10.00%	11.11%	11.76%	13.33%	13.89%	14.93%	15.38%
10.50%	11.67%	12.35%	14.00%	14.58%	15.67%	16.15%
11.00%	12.22%	12.94%	14.67%	15.28%	16.42%	16.92%
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

Financial Information

The Financial Statements for the Fund for the fiscal year ended May 31, 2009 are incorporated herein by reference to the Annual Report to Shareholders of Federated Intermediate Municipal Trust dated May 31, 2009.

Investment Ratings

STANDARD & POOR’S (S&P) LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

D--In payment default. The 'D' rating category is used when payments on a financial commitment are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a financial commitment are jeopardized.

MOODY’S INVESTORS SERVICE (MOODY’S) LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa—Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Bonds and preferred stock which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

MOODY'S COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due.  These ratings are assigned to debt and preferred stock issues.

aaa—Exceptional.  Assigned to issues where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa—Very Strong.  Assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.

a—Strong.  Assigned to issues where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.

bbb—Adequate.  Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb—Speculative.  Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.  .

b—Very Speculative.  Assigned to issues where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.  .

ccc, cc, c—Extremely Speculative.  Assigned to issues where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d—In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from “aa” to “ccc” may be enhanced with a “+” (plus) or “-“ (minus) to indicate whether credit quality is near the top or bottom of a category.  A company’s Long-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an (“i”) denote indicative ratings.  Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to A.M. Best’s interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ —Strongest.  Assigned to issues where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1 —Outstanding.  Assigned to issues where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 —Satisfactory.  Assigned to issues where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 —Adequate.  Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 —Speculative.  Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company’s ability to meet its commitments on short-term debt obligations.

d—In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company’s Short-Term Credit Rating also may be assigned an Under Review modifier (“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an (“i”) denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company’s rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

Positive—Indicates a company’s financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative—Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable—Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

Addresses

FEDERATED INTERMEDIATE MUNICIPAL TRUST
Institutional Shares
Class Y Shares

FEDERATED INVESTORS FUNDS
4000 ERICSSON DRIVE
WARRENDALE, PA 15086-7561

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Appendix

The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Not Applicable

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
K&L Gates
Reed Smith LLP

SERVICE PROVIDERS
Abel Noser Corp.
Aegon Institutional Markets
Ashland Partners & Company LLP
Astec Consulting Group, Inc.
Bank of America
Barclay’s Capital Inc.
BBH (Brown Brothers Harriman) Infomediary
Bloomberg L.P.
Charles River
Citibank, NA
Computershare, Inc.
Eagle Investment Company
Edward Jones
FactSet
Fidelity
Financial Models Company LTD
Glass Lewis
Institutional Shareholder Services
J.P. Morgan Chase & Co.
Options Clearing Corp. (OCC)
RiskMetrics
StatPro Group Plc
SunGard
Vintage Filings
Wachovia Bank, National Association/Metropolitan West Securities LLC/MetWest Financials
Wilshire Associates, Inc.
XSP (Xcitek Solutions Plus)

SECURITY PRICING SERVICES
FRI Corp.
FT Interactive Data
Interactive Data Corporation
Pricing Direct
Reuters LPC
Thomson Reuters

RATINGS AGENCIES
Fitch, Inc.
Moody’s Investors Service
Standard & Poor’s
Standard & Poor’s Fund Services
Standard & Poor’s Rating Services

PERFORMANCE REPORTING/PUBLICATIONS
Aegon Institutional Markets
Emerging Market Funds Research, Inc
Fidelity Strategic Advisers
iMoneyNet, Inc.
Lipper
Morningstar Associates
MSCI Barra
NASDAQ
Vickers Stock Research

OTHER
Chicago Mercantile Exchange
Investment Company Institute
Whitney Capital Group LLC

Item 23.  Exhibits

(a)
1	Conformed copy of Amended and Restated Declaration of Trust of the Registrant;	(20)
2	Copy of Amendment No. 11 to the Amended and Restated Declaration of Trust of the Registrant;	(21)
3	Copy of Amendment No. 12 to the Amended and Restated Declaration of Trust of the Registrant;	(24)

(b)
1	Copy of Amended and Restated By-Laws of the Registrant with attached Amendment Nos. 3,4,5 and 6;	(18)
2	Amendment No. 7	(23)
3	Amendment No. 8	(24)
4	Amendment Nos. 9, 10 and 11	(25)

(c)
1	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant;	(2)
2	Copy of Specimen Certificate for Shares of Beneficial Interest of Federated Intermediate Municipal Trust;	(15)
	As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.

(d)
1	Conformed copy of Investment Advisory Contract of the Registrant;	(14)
2	Conformed copy of Exhibit A to the Investment Advisory Contract of the Registrant;	(14)
3	Amendment to Investment Advisory Contract of the Registrant;	(22)

(e)
1	Conformed copy of Distributor's Contract of the Registrant with attached Exhibits A, B, C and D;	(15)
2	Conformed copy of Exhibit E to Distributor’s Contract of the Registrant;	(24)
3
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).

4	Amendment to Distributor’s Contract of the Registrant	(22)
5	Amendment to Distributor’s Contract of the Registrant;	(24)

(f)	Not applicable

(g)
1	Conformed copy of the Custodian Agreement of the Registrant;	(14)
2	Conformed copy of Custodian Fee Schedule;	(17)

(h)
1
The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of  the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 26, 1996 (File Nos. 2-75670 and 811-3375).

2	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement;	(19)
3	Amendment to Agreement for Fund Accounting Services, Transfer Agency Services, and Custody Services Procurement;	(22)
4	Conformed copy of Amended and Restated Shareholder Services Agreement;	(17)
5	The responses described in Item 23(e)(vi) are hereby incorporated by reference.
6
The Registrant hereby incorporates by reference the conformed copy of the Second Amended and Restated Services Agreement with attached Schedule 1 revised 6/30/04, from Item (h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

7	The Registrant hereby incorporates by reference the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 06/01/08;	(28)
8
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h) (ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006. (File Nos. 33-60411 and 811-07309);

9
The Registrant hereby incorporated by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

10	The Registrant hereby incorporates the conformed copy of Amendment to Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company	(+)

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;	(2)

(j)
1	Conformed copy of Consent of Independent Public Accountants;	(+)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding;	(3)

(m)	Not Applicable

(n)
1
The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)

2	The Registrant hereby incorporates the Copy of the Institutional Shares Exhibit to the Multiple Class Plan	(29)
3	The Registrant hereby incorporates the Copy of the Institutional Shares Exhibit to the Multiple Class Plan	(+)

(o)
1	Conformed copy of Power of Attorney of the Registrant;	(21)
2	Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant;	(21)
3	Conformed copy of Power of Attorney of three Trustees of the Registrant;	(19)
4	Conformed copy of Power of Attorney of Trustee of the Registrant;	(19)
5	Conformed copy of Power of Attorney of Trustee of the Registrant;	(19)
6	Conformed copy of Power of Attorney of Treasurer of the Registrant;	(25)
7	Conformed copy of Power of Attorney of Trustee of the Registrant;	(25)
8	Conformed copy of Power of Attorney of Trustee of the Registrant;	(26)
9	Conformed copy of Power of Attorney of Trustee of the Registrant;	(28)
10	Conformed copy of Power of Attorney of Trustee of the Registrant;	(28)

(p)
1
The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust, Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-316027 and 811-5950).

2
The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A, filed with the Commission on February 25, 2005.  (File Nos. 33-31602 and 811-5950);

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 2-98237. and 811-4314)
1	Initial Registration Statement filed June 4, 1985.
2	Pre-Effective Amendment No. 1 filed October 22, 1985.
3	Pre-Effective Amendment No. 2 filed December 19, 1985.
14	PEA No. 20 filed July 27, 1994
15	PEA No. 23 filed July 28, 1995
17	PEA No. 29 filed May 26, 1998
18	PEA No. 30 filed July 27, 1998
19	PEA No. 31 filed May 27, 1999
20	PEA No. 33 filed July 24, 2000
21	PEA No. 34 filed July 24, 2001
22	PEA No. 35 filed July 29, 2002
23	PEA No. 36 filed July 29, 2003
24	PEA No. 39 filed July 29, 2004
25	PEA No. 41 filed July 27, 2006
26	PEA No. 42 filed May 16, 2007
27	PEA No. 43 filed July 27, 2007
28	PEA No. 44 filed July 25, 2008
29	PEA No. 45 filed September 29, 2008

Item 24 Persons Controlled by or Under Common Control with the Fund:
None

Item 25 Indemnification
(1)

Item 26 Business and Other Connections of Investment Adviser:
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of three of the Trustees and one of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.  The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

The remaining Officers of the Investment Adviser are:
President/ Chief Executive Officer:	John B. Fisher
Vice Chairman:	William D. Dawson, III
Executive Vice Presidents:	Deborah A. Cunningham Robert J. Ostrowski
Senior Vice Presidents:
Todd Abraham
J. Scott Albrecht
Joseph M. Balestrino
Randall S. Bauer
Jonathan C. Conley
Mark E. Durbiano
Donald T. Ellenberger
Susan R. Hill
Robert M. Kowit
Jeffrey A. Kozemchak
Mary Jo Ochson
Ihab Salib
Paige Wilhelm

Vice Presidents:
G. Andrew Bonnewell
Hanan Callas
Jerome Conner
James R. Crea, Jr.
Karol Crummie
Lee R. Cunningham, II
B. Anthony Delserone, Jr.
Bryan Dingle
William Ehling
Ann Ferentino
Eamonn G. Folan
Richard J. Gallo
John T. Gentry
Kathryn P. Glass
Patricia L. Heagy
William R. Jamison
Nathan H. Kehm
John C. Kerber
J. Andrew Kirschler
Tracey Lusk
Marian R. Marinack
Natalie F. Metz
Thomas J. Mitchell
Joseph M. Natoli
Bob Nolte
Mary Kay Pavuk
Jeffrey A. Petro
John Polinski
Rae Ann Rice
Brian Ruffner
Roberto Sanchez-Dahl, Sr.
John Sidawi
Michael W. Sirianni, Jr.
Christopher Smith
Kyle Stewart
Mary Ellen Tesla
Timothy G. Trebilcock
Nicholas S. Tripodes
Paolo H. Valle
Stephen J. Wagner
Mark Weiss
George B. Wright

Assistant Vice Presidents:	Jason DeVito Timothy Gannon James Grant Ann Kruczek Christopher McGinley Ann Manley Keith Michaud Karl Mocharko Joseph Mycka Nick Navari Gene Neavin Liam O’Connell
Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurer:	Denis McAuley, III

Item 27 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
Cash Trust Series, Inc.
Cash Trust Series II
Federated Adjustable Rate Securities Fund
Federated American Leaders Fund, Inc.
Federated Core Trust
Federated Core Trust II, L.P.
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated GNMA Trust
Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Income Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated Intermediate Government Fund, Inc.
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Allocation Portfolios
Federated Managed Pool Series
Federated MDT Series
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Intermediate Municipal Income Fund
Federated Premier Municipal Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Stock and Bond Fund
Federated Stock Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Bond Fund
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Edward Jones Money Market Fund
Money Market Obligations Trust
(b)	The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Chairman:	Richard B. Fisher	Vice President
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Thomas E. Territ
Vice President and Director:	Peter J. Germain
Treasurer and Director:	Denis McAuley III

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Senior Vice Presidents:
Michael Bappert
Marc Benacci
Richard W. Boyd
Bryan Burke
Charles L. Davis, Jr.
Laura M. Deger
Peter W. Eisenbrandt
Theodore Fadool, Jr.
Bruce Hastings
James M. Heaton
Harry J. Kennedy
Michael Koenig
Anne H. Kruczek
Amy Michaliszyn
Richard C. Mihm
Keith Nixon
Rich Paulson
Solon A. Person, IV
Chris Prado
Brian S. Ronayne
Colin B. Starks
F. Andrew Thinnes
Robert F. Tousignant
William C. Tustin
Paul Uhlman

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Vice Presidents:
Irving Anderson
Dan Berry
John B. Bohnet
Edward R. Bozek
Edwin J. Brooks, III
Jane E. Broeren-Lambesis
Daniel Brown
Mark Carroll
Dan Casey
Scott Charlton
Steven R. Cohen
James Conely
Kevin J. Crenny
G. Michael Cullen
Beth C. Dell
Donald C. Edwards
Timothy Franklin
Jamie Getz
Scott Gundersen
Peter Gustini
Dayna C. Haferkamp
Raymond J. Hanley
Vincent L. Harper, Jr.
Jeffrey S. Jones
Ed Koontz
Jerry L. Landrum
David M. Larrick
Christopher A. Layton
Michael H. Liss
Michael R. Manning
Michael Marcin
Diane Marzula
Martin J. McCaffrey
Mary A. McCaffrey
Joseph McGinley
Vincent T. Morrow
John C. Mosko
Doris T. Muller
Alec H. Neilly
Rebecca Nelson
Ted Noethling
John A. O’Neill
James E. Ostrowski
Stephen Otto
Mark Patsy
Josh Rasmussen
Richard A. Recker
Diane M. Robinson
Timothy A. Rosewicz

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Vice Presidents:
Eduardo G. Sanchez
Robert E. Savarese, Jr.
Thomas S. Schinabeck
Leland T. Scholey
Peter Siconolfi
Edward L. Smith
Peter Smith
John A. Staley
Jack L. Streich
Mark Strubel
Michael Vahl
David Wasik
G. Walter Whalen
Stephen White
Lewis Williams
Littell L. Wilson
Edward J. Wojnarowski
Michael P. Wolff
Erik Zettlemayer
Paul Zuber

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Assistant Vice Presidents:	Robert W. Bauman Chris Jackson William Rose
Secretary:	C. Todd Gibson
Assistant Treasurer:	Lori A. Hensler Richard A. Novak

(c)	Not Applicable

Item 28 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
Reed Smith LLP
Investment Management Group (IMG)
Federated Investors Tower
12th Floor
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Notices should be sent to the Agent for Service at above address)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA  15086-7561

Federated Administrative Services (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company (“Adviser”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent” and “Custodian”)	P.O. Box 8600 Boston, MA 02266-8600

Item 29 Management Services: Not applicable.

Item 30 Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, INTERMEDIATE MUNICIPAL TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of July, 2009.

INTERMEDIATE MUNICIPAL TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	July 29, 2009
John F. Donahue*	Trustee
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Richard B. Fisher*	Vice Chairman
Richard A. Novak*	Treasurer (Principal Financial Officer)
John T. Conroy, Jr.*	Trustee
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Lawrence D. Ellis, M.D.*	Trustee
Peter E. Madden*	Trustee
R. James Nicholson*	Trustee
Thomas O’Neill*	Trustee
John S. Walsh*	Trustee
James F. Will*	Trustee
*By Power of Attorney